MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2013				2014
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$3	$410	$11,916	$(232)	$-	$11,684
Commercial bonds	190	-	25	215	-	-	-	-
Equity funds	119	-	110	229	116	-	115	231

Total available-for-sale marketable securities	$716	$-	$138	$854	$12,032	$(232)	$115	$11,915

Investments Classified by Contractual Maturity Date [Table Text Block]
Marketable securities with contractual maturities from one to three years are as follows:

		Unrealized gains (losses)
	Amortized cost	Gains	Losses	Market value
Due between one to three years	$6,219	$-	$(124)	$6,095

	$6,219	$-	$(124)	$6,095

Marketable securities with contractual maturities from three to five years are as follows:

		Unrealized gains (losses)
	Amortized cost	Gains	Losses	Market value
Due between three to five years	$5,697	$-	$(108)	$5,589

	$5,697	$-	$(108)	$5,589

Schedule Of Changes In Other Comprehensive Income Of Available For Sale Securities [Table Text Block]
The following is the change in the other comprehensive income of available-for-sale securities during 2013:

Other
comprehensive
income

Other comprehensive income from available-for-sale securities as of January 1, 2013	$173

Unrealized loss from available-for-sale securities	(35)

Other comprehensive income from available-for-sale securities as of December 31, 2013	$138

The following is the change in the other comprehensive income of available-for-sale securities during 2014:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2014	$138

Unrealized losses from available-for-sale securities	(259)

Other comprehensive income from available-for-sale securities as of December 31, 2014	$(121)